CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital Stock	Commitment to issue shares	Reserves	Deficit	Total
Balance at beginning of period at Dec. 31, 2022	$ 464,029	$ 1,250	$ 39,879	$ (367,931)	$ 137,227
Balance at beginning of period (shares) at Dec. 31, 2022	77,655,882
Bought deal offering	$ 73,537				73,537
Bought deal offering (shares)	10,005,000
Private placements	$ 15,275				15,275
Private placements (shares)	1,767,184
Acquisition of exploration and evaluation interests (Note 8)	$ 500	(500)
Acquisition of exploration and evaluation interests (Note 8) (shares)	70,285
Share-based payments			12,436		12,436
Exercise of options	$ 1,620		(586)		1,034
Exercise of options (shares)	267,524
Vesting of restricted share units	$ 3,646		(3,646)
Vesting of restricted share units (shares)	400,776
Tahltan Investment rights	$ 1,500		(1,500)
Tahltan Investment rights (shares)	119,785
Exercise of warrants	$ 90		(25)		65
Exercise of warrants (Shares)	9,657
Share issue costs (Note 13)	$ (4,142)				(4,142)
Flow-through share premium (Note 10)	(3,658)				(3,658)
Equity component of convertible debenture, net of tax of $644			1,741		1,741
Loss for the year				(108,980)	(108,980)
Balance at end of period at Dec. 31, 2023	$ 552,397	750	48,299	(476,911)	124,535
Balance at end of period (shares) at Dec. 31, 2023	90,296,093
Private placements	$ 122,750				122,750
Private placements (shares)	15,440,679
Acquisition of exploration and evaluation interests (Note 8)	$ 500	(500)
Acquisition of exploration and evaluation interests (Note 8) (shares)	61,415
Share-based payments			13,576		13,576
Exercise of options	$ 4,282		(1,399)		2,883
Exercise of options (shares)	539,947
Vesting of restricted share units	$ 10,389		(10,389)
Vesting of restricted share units (shares)	1,205,085
Tahltan Investment rights	$ 1,000		(1,000)
Tahltan Investment rights (shares)	79,858
Share issue costs (Note 13)	$ (1,192)				(1,192)
Flow-through share premium (Note 10)	(20,000)				(20,000)
Extinguishment of convertible debenture (Note 11)			(1,741)	1,741
Loss for the year				(151,939)	(151,939)
Balance at end of period at Dec. 31, 2024	$ 670,126	$ 250	$ 47,346	$ (627,109)	$ 90,613
Balance at end of period (shares) at Dec. 31, 2024	107,623,077